UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06671

Deutsche Global High Income Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                      as of January 31, 2017 (Unaudited)

Deutsche Global High Income Fund, Inc.

		Principal Amount ($) (a)	Value ($)
Bonds 135.9%
Austria 0.6%
JBS Investments GmbH, 144A, 7.25%, 4/3/2024 (Cost $334,371)		325,000	340,844
Belgium 1.1%
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023 (Cost $621,947)		595,000	638,256
Bermuda 1.0%
NCL Corp., Ltd.:
144A, 4.625%, 11/15/2020		85,000	86,912
144A, 4.75%, 12/15/2021		80,000	80,664
Viking Cruises Ltd., 144A, 6.25%, 5/15/2025		85,000	81,600
Weatherford International Ltd.:
4.5%, 4/15/2022		110,000	97,900
144A, 9.875%, 2/15/2024		180,000	194,400
(Cost $543,367)			541,476
Canada 7.5%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		45,000	46,181
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		665,000	653,362
144A, 6.0%, 10/15/2022		65,000	63,538
Cascades, Inc., 144A, 5.5%, 7/15/2022		35,000	35,481
Cogeco Communications, Inc., 144A, 4.875%, 5/1/2020		185,000	190,550
Garda World Security Corp., 144A, 7.25%, 11/15/2021		50,000	47,875
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		20,000	21,150
144A, 7.625%, 1/15/2025		35,000	37,450
Masonite International Corp., 144A, 5.625%, 3/15/2023		70,000	72,450
MDC Partners, Inc., 144A, 6.5%, 5/1/2024		25,000	21,750
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		200,000	186,000
144A, 6.5%, 3/15/2021		200,000	205,340
144A, 6.5%, 1/15/2025		156,000	157,560
Precision Drilling Corp., 144A, 7.75%, 12/15/2023		50,000	54,000
Ritchie Bros Auctioneers, Inc., 144A, 5.375%, 1/15/2025		65,000	66,381
Teck Resources Ltd.:
3.75%, 2/1/2023		1,200,000	1,165,500
144A, 8.0%, 6/1/2021		115,000	126,788
144A, 8.5%, 6/1/2024		35,000	40,731
Telesat Canada, 144A, 8.875%, 11/15/2024		85,000	91,163
Trinidad Drilling Ltd., 144A, 6.625%, 2/15/2025 (b)		35,000	35,788
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		120,000	103,200
144A, 5.875%, 5/15/2023		105,000	79,931
144A, 6.125%, 4/15/2025		310,000	232,112
144A, 7.5%, 7/15/2021		245,000	212,844
Videotron Ltd., 5.0%, 7/15/2022		230,000	239,200
(Cost $4,233,685)			4,186,325
Cayman Islands 2.4%
IPIC GMTN Ltd., 144A, 5.5%, 3/1/2022		500,000	553,625
Noble Holding International Ltd.:
7.2%, 4/1/2025		55,000	54,450
7.75%, 1/15/2024		215,000	213,656
Park Aerospace Holdings Ltd.:
144A, 5.25%, 8/15/2022 (b)		25,000	25,625
144A, 5.5%, 2/15/2024 (b)		165,000	169,455
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		320,000	324,800
(Cost $1,270,921)			1,341,611
Chile 0.4%
Inversiones CMPC SA, 144A, 4.375%, 5/15/2023 (Cost $248,120)		250,000	251,910
Croatia 5.9%
Republic of Croatia:
144A, 6.25%, 4/27/2017		280,000	282,692
144A, 6.375%, 3/24/2021		1,770,000	1,935,937
REG S, 6.625%, 7/14/2020		1,000,000	1,093,670
(Cost $3,037,413)			3,312,299
Dominican Republic 2.0%
Dominican Republic, 144A, 7.5%, 5/6/2021 (Cost $1,032,892)		1,000,000	1,100,000
France 3.8%
Crown European Holdings SA:
144A, 3.375%, 5/15/2025	EUR	390,000	427,846
144A, 4.0%, 7/15/2022	EUR	310,000	367,859
HomeVi SAS, 144A, 6.875%, 8/15/2021	EUR	280,000	321,175
Novafives SAS, 144A, 4.5%, 6/30/2021	EUR	100,000	102,714
Paprec Holding SA, 144A, 5.25%, 4/1/2022	EUR	295,000	336,407
SFR Group SA:
144A, 6.0%, 5/15/2022		200,000	205,750
144A, 7.375%, 5/1/2026		205,000	210,381
SPCM SA, 144A, 6.0%, 1/15/2022		185,000	191,938
(Cost $2,273,268)			2,164,070
Germany 2.6%
FTE Verwaltungs GmbH, 144A, 9.0%, 7/15/2020	EUR	485,000	549,892
HP Pelzer Holding GmbH, 144A, 7.5%, 7/15/2021	EUR	330,000	378,500
IHO Verwaltungs GmbH, 144A, 4.125%, 9/15/2021		200,000	201,290
Techem GmbH, 144A, 6.125%, 10/1/2019	EUR	200,000	223,009
Unitymedia Hessen GmbH & Co., KG, 144A, 4.0%, 1/15/2025	EUR	110,000	123,194
(Cost $1,607,754)			1,475,885
Hungary 3.9%
Republic of Hungary, 5.375%, 2/21/2023 (Cost $2,155,278)		2,000,000	2,180,560
Indonesia 2.4%
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018 (Cost $1,316,210)		1,300,000	1,347,060
Ireland 2.8%
AerCap Ireland Capital DAC:
3.95%, 2/1/2022		200,000	203,752
4.625%, 10/30/2020		160,000	168,058
5.0%, 10/1/2021		500,000	532,840
Allegion PLC, 5.875%, 9/15/2023		80,000	85,200
Ardagh Packaging Finance PLC:
144A, 4.25%, 1/15/2022	EUR	100,000	111,178
144A, 6.0%, 2/15/2025		200,000	201,250
144A, 7.25%, 5/15/2024		200,000	214,250
Endo Ltd., 144A, 6.0%, 2/1/2025		50,000	40,687
(Cost $1,537,152)			1,557,215
Italy 2.0%
Astaldi SpA, 144A, 7.125%, 12/1/2020	EUR	880,000	991,147
LKQ Italia Bondco SpA, 144A, 3.875%, 4/1/2024	EUR	120,000	136,730
(Cost $1,330,931)			1,127,877
Japan 2.2%
SoftBank Group Corp., REG S, 5.375%, 7/30/2022 (Cost $1,196,674)		1,180,000	1,234,575
Jersey 0.3%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/2026 (Cost $200,000)		200,000	196,376
Kazakhstan 2.6%
KazMunayGas National Co. JSC:
144A, 7.0%, 5/5/2020		200,000	219,718
REG S, 9.125%, 7/2/2018		1,150,000	1,246,600
(Cost $1,341,582)			1,466,318
Lithuania 3.0%
Republic of Lithuania:
144A, 6.125%, 3/9/2021		1,000,000	1,120,000
144A, 7.375%, 2/11/2020		500,000	569,500
(Cost $1,513,636)			1,689,500
Luxembourg 4.1%
Altice Financing SA, 144A, 7.5%, 5/15/2026		220,000	232,100
Altice Finco SA, 144A, 9.875%, 12/15/2020		200,000	210,750
Altice Luxembourg SA, 144A, 7.25%, 5/15/2022	EUR	110,000	126,315
Dana Financing Luxembourg Sarl, 144A, 6.5%, 6/1/2026		170,000	179,806
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024		165,000	171,187
Mallinckrodt International Finance SA:
144A, 4.875%, 4/15/2020		25,000	24,625
144A, 5.625%, 10/15/2023		50,000	44,312
Matterhorn Telecom Holding SA, 144A, 4.875%, 5/1/2023	EUR	550,000	606,454
Nielsen Co. Luxembourg SARL, 144A, 5.0%, 2/1/2025		100,000	99,375
Play Finance 1 SA, 144A, 6.5%, 8/1/2019	EUR	100,000	111,458
Play Finance 2 SA, 144A, 5.25%, 2/1/2019	EUR	200,000	218,815
Telenet Finance V Luxembourg SCA, 144A, 6.25%, 8/15/2022	EUR	110,000	125,585
Wind Acquisition Finance SA:
144A, 3.673% *, 7/15/2020	EUR	100,000	108,355
144A, 6.5%, 4/30/2020		30,000	31,125
(Cost $2,375,725)			2,290,262
Mexico 0.3%
Petroleos Mexicanos:
5.5%, 6/27/2044		69,000	56,595
6.75%, 9/21/2047		136,000	128,343
(Cost $213,077)			184,938
Netherlands 4.4%
Constellium NV, 144A, 7.875%, 4/1/2021		250,000	268,437
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020		310,000	317,006
5.25%, 4/15/2023		400,000	410,000
NXP BV:
144A, 3.75%, 6/1/2018		65,000	66,138
144A, 4.125%, 6/1/2021		200,000	206,480
Petrobras Global Finance BV:
6.125%, 1/17/2022		19,000	19,599
8.375%, 5/23/2021		390,000	434,850
8.75%, 5/23/2026		250,000	281,600
United Group BV, 144A, 7.875%, 11/15/2020	EUR	270,000	305,178
Ziggo Bond Finance BV, 144A, 4.625%, 1/15/2025	EUR	130,000	147,001
(Cost $2,385,047)			2,456,289
Panama 3.6%
Republic of Panama, 3.75%, 3/16/2025 (Cost $1,976,000)		2,000,000	2,020,000
Peru 2.3%
Republic of Peru, 7.35%, 7/21/2025 (Cost $1,277,067)		1,000,000	1,291,250
Philippines 4.5%
Bangko Sentral Ng Pilipinas Bond, Series A, 8.6%, 6/15/2027 (Cost $1,900,062)		1,800,000	2,502,000
Poland 0.7%
Republic of Poland, 3.0%, 3/17/2023 (Cost $405,007)		400,000	394,000
Romania 3.7%
Republic of Romania, 144A, 4.375%, 8/22/2023 (Cost $2,117,204)		2,000,000	2,067,000
Russia 0.4%
MMC Finance Ltd., 144A, 5.55%, 10/28/2020 (Cost $200,000)		200,000	212,850
Serbia 1.7%
Republic of Serbia:
REG S, 6.75%, 11/1/2024		127,165	128,450
144A, 7.25%, 9/28/2021		760,000	856,900
(Cost $861,321)			985,350
Spain 0.2%
Campofrio Food Group SA, 144A, 3.375%, 3/15/2022 (Cost $111,755)	EUR	100,000	112,322
Sri Lanka 0.9%
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019 (Cost $500,000)		500,000	507,467
United Kingdom 3.8%
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		400,000	403,560
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020		310,000	312,325
TA Manufacturing Ltd., 144A, 3.625%, 4/15/2023	EUR	205,000	226,144
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		990,000	993,336
144A, 5.5%, 8/15/2026		200,000	203,000
(Cost $2,134,214)			2,138,365
United States 51.6%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		20,000	20,604
ADT Corp.:
3.5%, 7/15/2022		35,000	33,075
5.25%, 3/15/2020		85,000	89,462
6.25%, 10/15/2021		130,000	141,375
Air Lease Corp., 4.75%, 3/1/2020		50,000	53,065
Alere, Inc., 144A, 6.375%, 7/1/2023		60,000	60,712
Allison Transmission, Inc., 144A, 5.0%, 10/1/2024		150,000	151,125
Ally Financial, Inc.:
3.25%, 2/13/2018		90,000	91,012
3.5%, 1/27/2019		165,000	166,650
4.125%, 3/30/2020		90,000	91,462
5.75%, 11/20/2025		210,000	213,150
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		220,000	225,500
AMC Entertainment Holdings, Inc., 144A, 5.875%, 11/15/2026		95,000	96,900
AMC Networks, Inc., 5.0%, 4/1/2024		275,000	280,500
AmeriGas Finance LLC, 7.0%, 5/20/2022		19,000	19,926
AmeriGas Partners LP, 5.5%, 5/20/2025		160,000	164,000
Antero Midstream Partners LP, 144A, 5.375%, 9/15/2024		80,000	81,800
Antero Resources Corp.:
5.125%, 12/1/2022		95,000	95,712
5.375%, 11/1/2021		65,000	66,706
5.625%, 6/1/2023		60,000	61,200
Aramark Services, Inc.:
144A, 4.75%, 6/1/2026		330,000	328,680
5.125%, 1/15/2024		60,000	62,350
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		45,000	42,300
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		290,000	296,525
Ashland LLC, 3.875%, 4/15/2018		205,000	208,587
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		5,000	4,900
Ball Corp.:
3.5%, 12/15/2020	EUR	300,000	357,854
4.375%, 12/15/2023	EUR	300,000	362,307
Beacon Roofing Supply, Inc., 6.375%, 10/1/2023		60,000	64,350
Berry Plastics Corp., 5.5%, 5/15/2022		100,000	104,000
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		65,000	66,625
Boyd Gaming Corp., 6.875%, 5/15/2023		50,000	53,690
CalAtlantic Group, Inc., 5.25%, 6/1/2026		258,000	256,065
Caleres, Inc., 6.25%, 8/15/2023		40,000	41,800
Calpine Corp.:
5.375%, 1/15/2023		60,000	59,100
5.75%, 1/15/2025		60,000	58,650
Cardtronics, Inc., 5.125%, 8/1/2022		35,000	35,525
Carlson Travel, Inc.:
144A, 6.75%, 12/15/2023		200,000	207,750
144A, 9.5%, 12/15/2024		200,000	211,000
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		75,000	76,969
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		125,000	129,687
144A, 5.125%, 5/1/2027 (b)		165,000	168,094
144A, 5.5%, 5/1/2026		530,000	555,175
144A, 5.875%, 4/1/2024		110,000	118,044
144A, 5.875%, 5/1/2027		155,000	164,446
CDW LLC, 6.0%, 8/15/2022		110,000	116,050
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		20,000	21,100
Series T, 5.8%, 3/15/2022		400,000	411,376
Series S, 6.45%, 6/15/2021		165,000	175,312
Series W, 6.75%, 12/1/2023		115,000	118,306
Series Y, 7.5%, 4/1/2024		175,000	185,281
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		99,000	100,361
144A, 6.375%, 9/15/2020		70,000	71,925
Chemours Co., 6.125%, 5/15/2023	EUR	100,000	107,964
Cheniere Corpus Christi Holdings LLC, 144A, 5.875%, 3/31/2025		15,000	15,863
Chesapeake Energy Corp., 144A, 8.0%, 1/15/2025		80,000	81,950
Churchill Downs, Inc., 5.375%, 12/15/2021		51,000	52,913
CIT Group, Inc.:
3.875%, 2/19/2019		235,000	239,994
4.25%, 8/15/2017		425,000	429,250
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		70,000	70,630
Series B, 6.5%, 11/15/2022		185,000	193,140
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		45,000	44,719
CNH Industrial Capital LLC, 3.25%, 2/1/2017		150,000	150,000
CNO Financial Group, Inc.:
4.5%, 5/30/2020		25,000	25,688
5.25%, 5/30/2025		50,000	50,329
CommScope, Inc.:
144A, 4.375%, 6/15/2020		40,000	41,100
144A, 5.0%, 6/15/2021		60,000	61,575
Concho Resources, Inc., 4.375%, 1/15/2025		60,000	61,350
Continental Resources, Inc.:
4.5%, 4/15/2023		200,000	197,500
5.0%, 9/15/2022		300,000	306,000
Cott Beverages, Inc.:
5.375%, 7/1/2022		120,000	122,880
6.75%, 1/1/2020		50,000	51,825
Covanta Holding Corp., 5.875%, 3/1/2024		45,000	44,775
Crestwood Midstream Partners LP, 6.25%, 4/1/2023		70,000	72,275
CSC Holdings LLC:
5.25%, 6/1/2024		65,000	65,325
144A, 5.5%, 4/15/2027		340,000	345,100
144A, 10.125%, 1/15/2023		200,000	231,876
CyrusOne LP, (REIT), 6.375%, 11/15/2022		70,000	73,850
D.R. Horton, Inc., 4.0%, 2/15/2020		30,000	31,123
Dana, Inc., 5.5%, 12/15/2024		50,000	52,000
DCP Midstream Operating LP, 2.7%, 4/1/2019		100,000	98,750
Diamond 1 Finance Corp.:
144A, 4.42%, 6/15/2021		225,000	234,167
144A, 5.875%, 6/15/2021		60,000	63,292
Diamondback Energy, Inc., 144A, 4.75%, 11/1/2024		135,000	134,831
Dollar Tree, Inc.:
5.25%, 3/1/2020		130,000	133,575
5.75%, 3/1/2023		105,000	111,195
Dynegy, Inc., 7.625%, 11/1/2024		135,000	128,587
E*TRADE Financial Corp.:
4.625%, 9/15/2023		60,000	61,575
5.375%, 11/15/2022		50,000	53,012
EarthLink Holdings Corp., 7.375%, 6/1/2020		40,000	42,200
Endo Finance LLC:
144A, 5.375%, 1/15/2023		55,000	46,063
144A, 5.75%, 1/15/2022		40,000	34,850
EnerSys, 144A, 5.0%, 4/30/2023		15,000	15,263
Entegris, Inc., 144A, 6.0%, 4/1/2022		40,000	41,800
EP Energy LLC, 144A, 8.0%, 11/29/2024		50,000	54,000
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		65,000	68,737
(REIT), 5.375%, 4/1/2023		120,000	125,560
(REIT), 5.75%, 1/1/2025		50,000	52,750
(REIT), 5.875%, 1/15/2026		55,000	58,438
First Data Corp., 144A, 7.0%, 12/1/2023		100,000	106,050
Flex Acquisition Co., Inc., 144A, 6.875%, 1/15/2025		70,000	71,164
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		10,000	10,275
Freeport-McMoRan, Inc., 3.55%, 3/1/2022		150,000	140,250
Fresenius Medical Care U.S. Finance II, Inc., 144A, 6.5%, 9/15/2018		20,000	21,200
Fresenius U.S. Finance II, Inc., 144A, 4.5%, 1/15/2023		505,000	521,412
Frontier Communications Corp.:
6.25%, 9/15/2021		40,000	37,400
7.125%, 1/15/2023		50,000	44,750
8.125%, 10/1/2018		600,000	647,628
10.5%, 9/15/2022		185,000	192,748
Goodyear Tire & Rubber Co.:
5.0%, 5/31/2026		140,000	141,050
5.125%, 11/15/2023		60,000	61,575
Graphic Packaging International, Inc., 4.125%, 8/15/2024		200,000	194,500
Group 1 Automotive, Inc.:
5.0%, 6/1/2022		125,000	126,562
144A, 5.25%, 12/15/2023		215,000	215,537
Gulfport Energy Corp.:
144A, 6.0%, 10/15/2024		40,000	40,750
144A, 6.375%, 5/15/2025		70,000	71,750
6.625%, 5/1/2023		30,000	31,350
Hanesbrands, Inc., 144A, 4.625%, 5/15/2024		110,000	108,900
HCA, Inc.:
4.5%, 2/15/2027		555,000	547,369
5.25%, 6/15/2026		180,000	187,650
5.875%, 2/15/2026		230,000	239,200
6.5%, 2/15/2020		165,000	180,262
7.5%, 2/15/2022		120,000	136,500
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		75,000	79,031
144A, 5.75%, 4/15/2024		55,000	57,888
Hexion, Inc., 6.625%, 4/15/2020		55,000	51,288
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		45,000	44,325
144A, 5.75%, 10/1/2025		115,000	116,006
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024		80,000	83,800
Hologic, Inc., 144A, 5.25%, 7/15/2022		30,000	31,275
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		25,000	26,250
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		30,000	33,022
Huntington Ingalls Industries, Inc.:
144A, 5.0%, 12/15/2021		110,000	114,812
144A, 5.0%, 11/15/2025		60,000	62,550
Huntsman International LLC:
5.125%, 4/15/2021	EUR	410,000	482,428
5.125%, 11/15/2022		250,000	258,282
International Lease Finance Corp.:
3.875%, 4/15/2018		100,000	101,500
6.25%, 5/15/2019		35,000	37,755
Iron Mountain, Inc., 144A, (REIT), 4.375%, 6/1/2021		65,000	66,950
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025		65,000	66,722
144A, 7.25%, 6/1/2021		95,000	98,135
Kaiser Aluminum Corp., 5.875%, 5/15/2024		90,000	94,275
Kenan Advantage Group, Inc., 144A, 7.875%, 7/31/2023		80,000	81,900
Koppers, Inc., 144A, 6.0%, 2/15/2025		150,000	155,250
Laredo Petroleum, Inc., 6.25%, 3/15/2023		90,000	94,162
Lennar Corp.:
4.125%, 1/15/2022		135,000	136,141
4.75%, 11/15/2022		90,000	92,307
Level 3 Financing, Inc.:
5.375%, 8/15/2022		175,000	180,687
5.375%, 1/15/2024		60,000	60,675
6.125%, 1/15/2021		30,000	31,013
LifePoint Health, Inc.:
144A, 5.375%, 5/1/2024		120,000	114,900
5.5%, 12/1/2021		55,000	56,375
5.875%, 12/1/2023		90,000	89,550
Live Nation Entertainment, Inc., 144A, 5.375%, 6/15/2022		10,000	10,438
Manitowoc Foodservice, Inc., 9.5%, 2/15/2024		45,000	51,750
Match Group, Inc., 6.375%, 6/1/2024		55,000	58,987
Mercer International, Inc., 144A, 6.5%, 2/1/2024 (b)		75,000	75,446
Micron Technology, Inc.:
5.5%, 2/1/2025		50,000	50,250
144A, 7.5%, 9/15/2023		180,000	199,800
Moog, Inc., 144A, 5.25%, 12/1/2022		45,000	45,900
Morgan Stanley, Series H, 5.45%, 12/31/2049		35,000	35,525
MPT Operating Partnership LP:
(REIT), 5.25%, 8/1/2026		20,000	19,650
(REIT), 5.75%, 10/1/2020	EUR	185,000	208,564
(REIT), 6.375%, 3/1/2024		115,000	121,469
Murphy Oil Corp., 6.875%, 8/15/2024		75,000	80,437
NCR Corp.:
5.875%, 12/15/2021		10,000	10,413
6.375%, 12/15/2023		25,000	26,563
Newfield Exploration Co., 5.375%, 1/1/2026		45,000	46,575
NGL Energy Partners LP, 5.125%, 7/15/2019		50,000	50,000
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		45,000	45,956
Novelis Corp.:
144A, 5.875%, 9/30/2026		165,000	167,475
144A, 6.25%, 8/15/2024		90,000	94,725
NRG Energy, Inc.:
144A, 6.625%, 1/15/2027		35,000	34,738
144A, 7.25%, 5/15/2026		170,000	177,862
Oasis Petroleum, Inc., 6.875%, 3/15/2022		35,000	35,875
Oshkosh Corp.:
5.375%, 3/1/2022		37,000	38,573
5.375%, 3/1/2025		5,000	5,169
Parsley Energy LLC, 144A, 5.375%, 1/15/2025		60,000	61,500
PDC Energy, Inc., 144A, 6.125%, 9/15/2024		80,000	83,600
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027		110,000	110,140
Penske Automotive Group, Inc.:
5.375%, 12/1/2024		85,000	85,425
5.5%, 5/15/2026		100,000	99,500
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		50,000	52,188
Platform Specialty Products Corp., 144A, 10.375%, 5/1/2021		70,000	77,700
Ply Gem Industries, Inc.:
6.5%, 2/1/2022		40,000	41,096
6.5%, 2/1/2022		60,000	62,550
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		25,000	26,500
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		10,000	10,838
PSPC Escrow Corp., 144A, 6.0%, 2/1/2023	EUR	130,000	144,581
Range Resources Corp.:
4.875%, 5/15/2025		130,000	126,516
144A, 5.0%, 8/15/2022		100,000	100,600
144A, 5.875%, 7/1/2022		45,000	47,138
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		180,000	184,086
5.75%, 10/15/2020		130,000	133,845
144A, 7.0%, 7/15/2024		20,000	21,310
Rice Energy, Inc., 7.25%, 5/1/2023		15,000	16,088
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		45,000	47,813
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		25,000	25,688
Rowan Companies, Inc., 7.375%, 6/15/2025		70,000	73,150
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		225,000	243,000
144A, 5.875%, 6/30/2026		155,000	171,856
Sabre GLBL, Inc.:
144A, 5.25%, 11/15/2023		20,000	20,250
144A, 5.375%, 4/15/2023		5,000	5,086
Sally Holdings LLC, 5.625%, 12/1/2025		155,000	161,975
Sanmina Corp., 144A, 4.375%, 6/1/2019		5,000	5,150
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		35,000	36,094
144A, 5.125%, 12/1/2024		15,000	15,544
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		20,000	20,300
Sirius XM Radio, Inc., 144A, 5.375%, 7/15/2026		160,000	162,600
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		65,000	67,775
Springs Industries, Inc., 6.25%, 6/1/2021		55,000	56,925
Sprint Communications, Inc.:
6.0%, 11/15/2022		60,000	60,900
144A, 7.0%, 3/1/2020		60,000	65,175
Sprint Corp., 7.125%, 6/15/2024		240,000	250,800
Suburban Propane Partners LP, 5.75%, 3/1/2025		45,000	46,013
Summit Materials LLC:
6.125%, 7/15/2023		100,000	103,250
8.5%, 4/15/2022		45,000	49,950
Sunoco LP:
5.5%, 8/1/2020		50,000	51,125
6.25%, 4/15/2021		250,000	256,327
6.375%, 4/1/2023		45,000	46,193
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024		322,000	342,125
6.125%, 1/15/2022		20,000	21,150
6.375%, 3/1/2025		150,000	162,187
6.464%, 4/28/2019		60,000	60,930
6.5%, 1/15/2026		5,000	5,494
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		25,000	24,188
Targa Resources Partners LP, 144A, 5.375%, 2/1/2027		70,000	72,537
Tenet Healthcare Corp.:
4.463% *, 6/15/2020		55,000	55,688
144A, 7.5%, 1/1/2022		45,000	48,263
Tenneco, Inc., 5.0%, 7/15/2026		60,000	59,922
Tesoro Corp.:
144A, 4.75%, 12/15/2023		190,000	195,225
144A, 5.125%, 12/15/2026		125,000	130,312
Tesoro Logistics LP:
5.25%, 1/15/2025		175,000	182,437
6.125%, 10/15/2021		40,000	41,850
6.375%, 5/1/2024		90,000	97,762
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/31/2049		65,000	67,090
The WhiteWave Foods Co., 5.375%, 10/1/2022		60,000	65,250
Titan International, Inc., 6.875%, 10/1/2020		27,000	27,000
Toll Brothers Finance Corp., 4.875%, 11/15/2025		100,000	100,250
TRI Pointe Group, Inc.:
4.375%, 6/15/2019		35,000	35,613
4.875%, 7/1/2021		610,000	625,250
Tronox Finance LLC:
6.375%, 8/15/2020		245,000	235,506
144A, 7.5%, 3/15/2022		75,000	73,125
United States Steel Corp., 144A, 8.375%, 7/1/2021		95,000	105,450
Valvoline, Inc., 144A, 5.5%, 7/15/2024		35,000	36,750
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021		130,000	131,924
(REIT), 4.875%, 6/1/2026		50,000	50,972
WESCO Distribution, Inc., 144A, 5.375%, 6/15/2024		85,000	86,594
Western Digital Corp.:
144A, 7.375%, 4/1/2023		45,000	49,500
144A, 10.5%, 4/1/2024		73,000	85,957
Whiting Petroleum Corp.:
5.75%, 3/15/2021		130,000	131,300
6.25%, 4/1/2023		75,000	75,750
WildHorse Resource Development Corp., 144A, 6.875%, 2/1/2025 (b)		165,000	164,381
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		50,000	50,125
WPX Energy, Inc., 7.5%, 8/1/2020		150,000	162,750
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		30,000	31,463
144A, 5.625%, 10/1/2024		15,000	15,806
XPO Logistics, Inc., 144A, 6.125%, 9/1/2023		35,000	36,138
Zayo Group LLC:
144A, 5.75%, 1/15/2027		40,000	40,952
6.0%, 4/1/2023		160,000	167,200
6.375%, 5/15/2025		147,000	155,545
ZF North America Capital, Inc., 144A, 4.0%, 4/29/2020		150,000	156,300
(Cost $28,084,252)			28,977,136
Uruguay 7.2%
Republic of Uruguay, 4.125%, 11/20/2045 (Cost $4,638,860)		4,685,716	4,029,716
Total Bonds (Cost $74,974,792)			76,321,102
Loan Participations and Assignments 3.7%
Senior Loans **
Canada 0.7%
Quebecor Media, Inc., Term Loan B1, 3.402%, 8/17/2020		101,588	101,736
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 5.02%, 2/13/2019		132,751	133,056
Term Loan B, 5.27%, 12/11/2019		128,603	129,075
(Cost $363,157)			363,867
United States 3.0%
Albertson's LLC, Term Loan B6, 4.061%, 6/22/2023		89,893	90,590
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		185,070	185,842
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B1, 3.498%, 2/1/2023		101,098	102,402
BE Aerospace, Inc., Term Loan B, 3.943%, 12/16/2021		42,218	42,466
Community Health Systems, Inc.:
Term Loan G, 3.75%, 12/31/2019		16,599	15,808
Term Loan H, 4.0%, 1/27/2021		30,541	28,966
DaVita HealthCare Partners, Inc., Term Loan B, 3.53%, 6/24/2021		107,250	108,765
First Data Corp., Term Loan, 3.775%, 3/24/2021		75,976	76,534
Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.77%, 4/30/2019		221,667	224,612
Hilton Worldwide Finance LLC:
Term Loan B2, 3.271%, 10/25/2023		70,555	71,345
Term Loan B1, 3.5%, 10/26/2020		5,189	5,253
Level 3 Financing, Inc.:
Term Loan B2, 3.513%, 5/31/2022		120,000	121,288
Term Loan B, 4.0%, 1/15/2020		145,000	147,030
NRG Energy, Inc., Term Loan B, 3.028%, 6/30/2023		306,874	308,434
Pinnacle Foods Finance LLC, Term Loan G, 3.276%, 4/29/2020		116,748	117,089
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		42,028	42,606
PolyOne Corp., Term Loan B, 3.5%, 11/11/2022		19,800	19,982
(Cost $1,694,593)			1,709,012
Total Loan Participations and Assignments (Cost $2,057,750)			2,072,879
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $77,032,542) †		139.6	78,393,981
Notes Payable		(42.9)	(24,100,000)
Other Assets and Liabilities, Net		3.3	1,848,932
Net Assets		100.0	56,142,913

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2017.
** Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major U.S. bank or LIBOR, and are shown at their current rate as of January 31, 2017.
† The cost for federal income tax purposes was $77,032,542. At January 31, 2017, net unrealized appreciation for all securities based on tax cost was $1,361,439. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,159,876 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,798,437.
(a) Principal amount stated in U.S. dollars unless otherwise noted.
(b) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
JSC: Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
As of January 31, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
ZAR	142,411	USD	10,604	2/28/2017	87	Merrill Lynch & Co., Inc.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
PLN	41,904	USD	10,285	2/28/2017	(174)	Merrill Lynch & Co., Inc.
MXN	208,451	USD	9,810	2/28/2017	(146)	Merrill Lynch & Co., Inc.
EUR	7,337,715	USD	7,836,804	2/28/2017	(92,402)	Merrill Lynch & Co., Inc.
Total unrealized depreciation					(92,722)

Currency Abbreviations
EUR	Euro	USD	United States Dollar
MXN	Mexican Peso	ZAR	South African Rand
PLN	Polish Zloty

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (c)
Bonds	$—	$76,321,102	$—	$76,321,102
Loan Participations and Assignments	—	2,072,879	—	2,072,879
Derivatives (d)
Forward Foreign Currency Exchange Contracts	—	87	—	87
Total	$—	$78,394,068	$—	$78,394,068
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Forward Foreign Currency Exchange Contracts	$—	$(92,722)	$—	$(92,722)
Total	$—	$(92,722)	$—	$(92,722)

There have been no transfers between fair value measurement levels during the period ended January 31, 2017.
(c)	See Investment Portfolio for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ (92,635)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global High Income Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2017